T. ROWE PRICE Institutional Small-Cap Stock Fund
March 31, 2026 Unaudited

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.1%
COMMUNICATION
SERVICES  1.8%
Diversified Telecommunication
Services  0.7%
GCI Liberty, Class C (1) 62,241 2,316
Uniti Group (1) 2,789,550 26,166
28,482
Entertainment  1.1%
Atlanta Braves Holdings, Class C (1) 367,841 15,707
Madison Square Garden Sports (1) 100,234 32,215
47,922
Interactive Media & Services  0.0%
Reddit, Class A (1) 9,165 1,234
1,234
Total Communication Services 77,638
CONSUMER
DISCRETIONARY  7.8%
Automobile Components  0.1%
Patrick Industries  46,468 5,161
5,161
Broadline Retail  0.2%
Savers Value Village (1) 1,431,270 10,649
10,649
Diversified Consumer
Services  3.0%
Liberty Live Holdings, Class C (1) 1,210,636 113,933
Service Corp. International  168,007 13,862
127,795
Hotels, Restaurants &
Leisure  2.6%
Cava Group (1) 11,063 895
Dutch Bros, Class A (1) 241,475 12,233
Life Time Group Holdings (1) 584,607 15,749
Planet Fitness, Class A (1) 856,111 63,678
Torchys Holdings, Class A,
Acquisition Date: 11/13/20,
Cost $17,606 (1)(2)(3)(4) 2,059,233 5,004
Wingstop  89,613 13,887
111,446
Household Durables  0.3%
Installed Building Products  51,191 13,573
13,573
Specialty Retail  0.9%
Boot Barn Holdings (1) 47,724 6,985
Burlington Stores (1) 42,635 13,872
Floor & Decor Holdings, Class A (1) 249,008 12,650
Urban Outfitters (1) 93,855 5,946
39,453
Shares/Par $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury
Goods  0.7%
Birkenstock Holding (1) 609,059 21,822
Kontoor Brands  129,859 9,128
30,950
Total Consumer Discretionary 339,027
CONSUMER STAPLES  0.9%
Consumer Staples Distribution &
Retail  0.9%
BJ's Wholesale Club Holdings (1) 161,539 15,899
Grocery Outlet Holding (1) 2,516,414 17,741
PriceSmart  39,004 5,870
39,510
Food Products  0.0%
Farmers Business Network,
Acquisition Date: 11/3/17,
Cost $4,593 (1)(2)(4) 248,750 —
—
Total Consumer Staples 39,510
ENERGY  6.6%
Energy Equipment &
Services  2.4%
Cactus, Class A  198,096 9,384
Liberty Energy  235,926 6,795
National Energy Services
Reunited (1) 596,582 12,809
Noble  190,179 9,332
TechnipFMC  542,242 37,485
WaterBridge Infrastructure, Class A  504,896 13,526
Weatherford International  156,518 14,803
104,134
Oil, Gas & Consumable
Fuels  4.2%
California Resources  153,196 10,604
Cenovus Energy (CAD)  1,538,756 40,839
Denison Mines (CAD) (1) 1,880,812 6,665
Golar LNG  828,234 44,816
Magnolia Oil & Gas, Class A  281,150 8,876
PBF Energy, Class A  127,907 6,091
PrairieSky Royalty (CAD)  715,007 16,550
Range Resources  269,478 12,175
Topaz Energy (CAD)  728,243 16,187
Viper Energy, Class A  403,004 18,937
181,740
Total Energy 285,874
FINANCIALS  16.2%
Banks  9.0%
Atlantic Union Bankshares  539,601 19,285
Banc of California  1,512,133 26,583
Columbia Banking System  1,189,003 32,614
CRB Group, Acquisition Date:
4/14/22 - 1/15/26, Cost $14,149 (1)
(2)(4) 138,632 14,576

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CRB Group, Warrants, 1/8/27,
Acquisition Date: 1/16/26,
Cost $— (1)(2)(4) 25,526 —
Dime Community Bancshares  475,623 16,086
East West Bancorp  194,809 20,798
Eastern Bankshares  1,700,672 33,265
Equity Bancshares, Class A  357,325 15,869
FB Financial  368,278 19,129
Five Star Bancorp  476,092 17,958
Flagstar Bank  1,334,784 17,579
Home BancShares  519,616 13,993
Kearny Financial  604,510 4,564
Live Oak Bancshares  525,631 17,383
OceanFirst Financial  525,173 9,474
Pinnacle Financial Partners  228,715 19,702
Prosperity Bancshares  324,350 21,790
SOUTHSTATE BANK  361,785 33,472
Texas Capital Bancshares (1) 336,223 31,901
USCB Financial Holdings  315,870 5,856
391,877
Capital Markets  3.3%
Cboe Global Markets  76,231 21,426
Hamilton Lane, Class A  115,815 11,512
iCapital, Acquisition Date: 3/10/25 -
4/17/25, Cost $6,287 (1)(2)(4) 449,040 7,634
Marex Group  80,712 3,598
Miami International Holdings (1) 765,186 29,781
StoneX Group (1) 376,349 30,353
TMX Group (CAD)  1,088,739 38,608
142,912
Financial Services  2.0%
HA Sustainable Infrastructure Capital  450,621 16,560
Marqeta, Class A (1) 4,379,985 17,871
PennyMac Financial Services  438,412 38,317
Rocket, Class A (1) 856,402 12,204
84,952
Insurance  1.9%
Definity Financial (CAD)  373,511 17,584
Goosehead Insurance, Class A (1) 144,039 6,145
Hagerty, Class A (1) 692,510 7,292
Neptune Insurance Holdings, Class
A (1) 754,315 18,247
RLI  145,436 8,296
Root, Class A (1) 142,621 6,299
TWFG (1) 289,108 5,317
White Mountains Insurance Group  6,439 14,146
83,326
Total Financials 703,067
HEALTH CARE  19.6%
Biotechnology  11.2%
Aktis Oncology (1) 358,947 6,422
Alkermes (1) 211,886 7,492
Avalo Therapeutics (1) 348,393 5,201
Bicara Therapeutics (1) 1,196,337 23,795
Shares/Par $ Value
(Cost and value in $000s)
‡
Black Diamond Therapeutics (1) 1,396,549 2,975
CG oncology (1) 166,519 11,270
Cytokinetics (1) 575,685 37,943
Denali Therapeutics (1) 1,274,515 24,471
Dianthus Therapeutics (1) 273,358 22,940
Dyne Therapeutics (1) 3,809,721 69,070
Erasca (1) 1,322,713 21,401
Immatics (1) 2,854,678 28,090
Immunocore Holdings, ADR (1) 220,888 6,660
Immunome (1) 3,117,210 68,173
Immunovant (1) 688,545 17,103
Ionis Pharmaceuticals (1) 7,921 595
Kodiak Sciences (1) 98,874 3,769
Kymera Therapeutics (1) 427,717 35,625
MapLight Therapeutics (1) 342,343 6,960
Nuvalent, Class A (1) 216,806 22,212
Perceptive Capital Solutions
SPAC/Freenome Holdings PIPE,
Acquisition Date: 12/5/25 (1)(5) 615,045 6,072
Praxis Precision Medicines (1) 37,729 12,156
Prime Medicine (1) 783,011 2,725
Shattuck Labs (1) 1,108,944 7,131
Travere Therapeutics (1) 125,711 3,735
Treeline Biosciences, Warrants,
8/21/35, Acquisition Date: 11/7/25,
Cost $— (1)(2)(4) 77,751 567
Vaxcyte (1) 378,076 21,970
Xenon Pharmaceuticals (1) 183,516 10,671
487,194
Health Care Equipment &
Supplies  0.9%
iRadimed  28,403 2,734
Neogen (1) 1,384,886 12,866
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $7,145 (1)(2)(4) 1,897,440 588
PROCEPT BioRobotics (1) 695,936 17,405
QuidelOrtho (1) 329,157 5,408
39,001
Health Care Providers &
Services  3.9%
Alignment Healthcare (1) 2,270,563 40,007
BrightSpring Health Services (1) 1,308,828 55,769
Ensign Group  85,373 17,203
Guardant Health (1) 169,651 15,671
Guardian Pharmacy Services, Class
A (1) 186,548 7,025
Molina Healthcare (1) 77,909 10,385
Oscar Health, Class A (1) 1,403,966 16,104
Surgery Partners (1) 471,749 5,623
167,787
Life Sciences Tools &
Services  2.4%
BioLife Solutions (1) 1,385,491 26,435
Bio-Techne  271,538 14,190
Personalis (1) 745,493 4,749

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Repligen (1) 284,502 33,520
Sotera Health (1) 1,202,207 17,240
Stevanato Group  714,106 9,819
105,953
Pharmaceuticals  1.2%
Axsome Therapeutics (1) 3,766 637
Elanco Animal Health (1) 2,212,417 52,943
53,580
Total Health Care 853,515
INDUSTRIALS & BUSINESS
SERVICES  20.3%
Aerospace & Defense  4.3%
Beta Technologies, Class A (1) 522,601 7,682
Karman Holdings (1) 154,639 12,379
Kratos Defense & Security
Solutions (1) 186,451 13,147
Leonardo DRS  103,812 4,622
Loar Holdings (1) 823,746 47,192
Mercury Systems (1) 237,614 17,324
VSE  461,472 85,096
187,442
Building Products  1.4%
AZZ  259,324 32,449
CSW Industrials  63,670 16,591
Modine Manufacturing (1) 39,455 8,550
Simpson Manufacturing  26,003 4,463
62,053
Commercial Services &
Supplies  1.9%
Casella Waste Systems, Class A (1) 297,695 23,619
Clean Harbors (1) 93,677 26,860
MSA Safety  78,733 12,908
Secure Waste Infrastructure (CAD)  1,199,838 18,829
82,216
Construction & Engineering  2.5%
API Group (1) 1,258,720 51,003
Arcosa  300,970 31,945
MYR Group (1) 43,232 12,205
WillScot Holdings  855,439 14,851
110,004
Ground Transportation  0.3%
Saia (1) 40,431 14,203
14,203
Machinery  7.3%
Alliance Laundry Holdings (1) 278,009 5,766
Atmus Filtration Technologies  365,406 20,744
CECO Environmental (1) 374,146 22,292
Enpro  84,612 21,208
Esab  576,750 55,749
ESCO Technologies  39,663 11,160
Federal Signal  90,748 9,813
Flowserve  134,747 9,905
Shares/Par $ Value
(Cost and value in $000s)
‡
Graco  135,016 11,429
JBT Marel  251,579 32,169
Middleby (1) 126,046 16,711
RBC Bearings (1) 95,374 51,800
Spirax Group (GBP)  152,552 13,686
SPX Technologies (1) 74,769 14,949
Standex International  33,178 8,456
Weir Group (GBP)  242,356 9,089
314,926
Professional Services  0.5%
Checkr, Acquisition Date: 6/29/18 -
12/2/19, Cost $2,271 (1)(2)(4) 291,546 2,364
UL Solutions, Class A  233,577 20,020
22,384
Trading Companies &
Distributors  2.1%
Diploma (GBP)  180,579 14,418
Finning International (CAD)  204,452 12,651
QXO (1) 1,551,373 30,128
SiteOne Landscape Supply (1) 250,359 33,325
90,522
Total Industrials & Business Services 883,750
INFORMATION
TECHNOLOGY  11.4%
Communications Equipment  0.5%
Applied Optoelectronics (1) 85,397 7,224
Filtronic (GBP) (1) 901,107 2,291
Viavi Solutions (1) 334,590 11,135
20,650
Electronic Equipment,
Instruments & Components  3.4%
Advanced Energy Industries  45,670 14,738
Bel Fuse, Class B  96,777 19,160
Belden  61,510 7,063
Fabrinet (1) 52,134 27,189
Littelfuse  42,070 14,276
Mirion Technologies (1) 2,482,167 46,144
Teledyne Technologies (1) 27,763 16,797
145,367
Semiconductors & Semiconductor
Equipment  5.5%
Ambarella (1) 62,499 3,217
Entegris  353,910 41,492
FormFactor (1) 106,893 10,367
Impinj (1) 63,916 6,564
Lattice Semiconductor (1) 1,004,989 93,223
MACOM Technology Solutions
Holdings (1) 178,200 39,573
Onto Innovation (1) 72,725 14,914
Rambus (1) 185,548 15,963
SiTime (1) 33,820 11,680
236,993

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Software  1.7%
Aurora Innovation (1) 4,242,675 17,480
Cellebrite DI (1) 810,776 11,173
InterDigital  125,902 38,022
PAR Technology (1) 387,321 5,163
71,838
Technology Hardware, Storage &
Peripherals  0.3%
GPGI  680,852 11,642
IonQ (1) 5,642 163
11,805
Total Information Technology 486,653
MATERIALS  3.8%
Chemicals  0.9%
Element Solutions  1,156,995 39,500
39,500
Construction Materials  0.6%
Knife River (1) 171,530 14,005
United States Lime & Minerals  78,566 10,262
24,267
Containers & Packaging  0.3%
International Paper  389,161 13,893
13,893
Metals & Mining  1.8%
Capstone Copper (CAD) (1) 1,459,126 11,003
Guardian Metal Resources, ADR (1) 146,978 2,569
OR Royalties  1,243,969 47,296
Royal Gold  1,264 321
Warrior Met Coal  160,491 14,950
76,139
Paper & Forest Products  0.2%
Louisiana-Pacific  122,576 8,917
8,917
Total Materials 162,716
REAL ESTATE  3.7%
Health Care Real Estate
Investment Trusts  0.8%
CareTrust REIT, REIT  889,647 32,606
32,606
Industrial Real Estate Investment
Trusts  0.8%
EastGroup Properties, REIT  68,205 12,624
Terreno Realty, REIT  354,353 21,765
34,389
Residential Real Estate
Investment Trusts  0.6%
Flagship Communities REIT  700,519 13,625
Independence Realty Trust, REIT  830,935 12,373
25,998
Shares/Par $ Value
(Cost and value in $000s)
‡
Retail Real Estate Investment
Trusts  1.1%
Curbline Properties, REIT  1,606,483 41,431
Macerich, REIT  408,094 7,713
49,144
Specialized Real Estate
Investment Trusts  0.4%
CubeSmart, REIT  358,403 13,136
Fermi (1) 553,150 3,230
16,366
Total Real Estate 158,503
UTILITIES  2.9%
Electric Utilities  1.3%
IDACORP  233,731 33,417
OGE Energy  519,401 24,910
58,327
Gas Utilities  0.9%
Chesapeake Utilities  310,803 39,276
39,276
Water Utilities  0.7%
California Water Service Group  391,737 17,761
Middlesex Water  202,375 10,534
28,295
Total Utilities 125,898
Total Miscellaneous Common
Stocks  1.1% (6) 46,529
Total Common Stocks (Cost
$3,277,591) 4,162,680
CONVERTIBLE BONDS  0.1%
HEALTH CARE  0.1%
Life Sciences Tools &
Services  0.1%
Alamar Biosciences, 0.00%,
7/8/27, Acquisition Date: 1/8/26,
Cost $4,933 (1)(2)(4) 4,932,589 4,933
Total Health Care 4,933
Total Convertible Bonds (Cost
$4,933) 4,933
CONVERTIBLE PREFERRED STOCKS  3.4%
CONSUMER
DISCRETIONARY  0.0%
Hotels, Restaurants &
Leisure  0.0%
Torchys Holdings, Acquisition Date:
11/13/20, Cost $3,632 (1)(2)(3)(4) 404,324 1,027
1,027

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Specialty Retail  0.0%
1661, Series F, Acquisition Date:
5/28/21, Cost $6,391 (1)(2)(4) 1,098,082 933
933
Total Consumer Discretionary 1,960
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series
D, Acquisition Date: 11/3/17,
Cost $1,682 (1)(2)(4) 91,080 —
Total Consumer Staples —
HEALTH CARE  0.9%
Biotechnology  0.3%
Kardigan, Series B, Acquisition Date:
9/4/25, Cost $4,118 (1)(2)(4) 192,742 4,118
Mirador Therapeutics, Series
B, Acquisition Date: 7/31/25,
Cost $4,149 (1)(2)(4) 1,257,256 4,149
Treeline Biosciences, Series
A-2, Acquisition Date: 11/7/25,
Cost $4,463 (1)(2)(4) 518,338 3,777
12,044
Health Care Equipment &
Supplies  0.2%
Kardium, Series D-6, Acquisition
Date: 1/8/21, Cost $2,939 (1)(2)(4) 2,892,844 2,393
Kardium, Series D-7, Acquisition
Date: 6/9/25, Cost $2,543 (1)(2)(4) 5,239,290 3,391
Kardium, Series D-8, Acquisition
Date: 6/6/25, Cost $2,338 (1)(2)(4) 3,613,113 2,339
8,123
Health Care Providers &
Services  0.0%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $5,009 (1)(2)(4) 2,080,305 624
624
Life Sciences Tools &
Services  0.4%
Cellares, Series D, Acquisition Date:
12/12/25, Cost $4,922 (1)(2)(4) 410,614 4,922
Cleerly, Series C, Acquisition Date:
7/8/22, Cost $2,524 (1)(2)(4) 214,212 3,759
Manus Bio, Series One-6, Acquisition
Date: 3/30/21, Cost $3,365 (1)(2)(4) 320,851 963
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $3,621 (1)(2)(4) 265,089 5,798
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $6,907 (1)(2)(4) 155,519 3,401
18,843
Total Health Care 39,634
Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS
SERVICES  0.9%
Aerospace & Defense  0.4%
ABL Space Systems, Series
A-8, Acquisition Date: 3/24/21,
Cost $3,410 (1)(2)(4) 85,921 19
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $6,074 (1)(2)(4) 1,087,799 3,938
Epirus, Series D, Acquisition Date:
1/21/25, Cost $608 (1)(2)(4) 219,044 793
VSE, 5.75%, 2/1/29  253,983 12,775
17,525
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date:
11/18/20, Cost $2,725 (1)(2)(4) 223,990 654
Flexe, Series D, Acquisition Date:
4/7/22, Cost $1,607 (1)(2)(4) 78,800 293
947
Electrical Equipment  0.0%
CelLink, Series D, Acquisition Date:
1/20/22, Cost $2,969 (1)(2)(4) 142,571 91
91
Machinery  0.3%
Esab PIPE, Series A, Acquisition
Date: 2/2/26, Cost $12,307 (1)(2)
(4)(5) 12,307 12,307
12,307
Professional Services  0.2%
Checkr, Series C, Acquisition Date:
4/10/18, Cost $1,791 (1)(2)(4) 393,660 3,193
Checkr, Series D, Acquisition Date:
9/6/19, Cost $6,330 (1)(2)(4) 627,795 5,091
8,284
Total Industrials & Business Services 39,154
INFORMATION
TECHNOLOGY  1.1%
Electronic Equipment,
Instruments & Components  0.4%
Novanta, 6.50%, 11/1/28  289,539 15,531
15,531
IT Services  0.0%
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $2,376 (1)(2)
(4) 162,965 69
Haul Hub, Series C, Acquisition
Date: 4/14/22, Cost $959 (1)(2)(4) 50,834 21
90
Semiconductors & Semiconductor
Equipment  0.4%
Lightmatter, Series D, Acquisition
Date: 10/11/24, Cost $4,513 (1)(2)(4) 56,255 4,795
Sifive, Series G, Acquisition Date:
3/2/26, Cost $12,303 (1)(2)(4) 1,410,241 12,303
17,098

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Software  0.3%
Nuro, Series C, Acquisition Date:
10/30/20 - 3/2/21, Cost $6,214 (1)
(2)(4) 475,993 7,188
Nuro, Series D, Acquisition Date:
10/29/21, Cost $3,216 (1)(2)(4) 154,275 2,359
SecurityScorecard, Series
E, Acquisition Date: 3/5/21,
Cost $3,099 (1)(2)(4) 613,641 1,442
10,989
Total Information Technology 43,708
MATERIALS  0.5%
Chemicals  0.1%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $4,206 (1)(2)(4) 88,718 4,176
Sila Nano, Series F, Acquisition
Date: 1/7/21, Cost $5,284 (1)(2)(4) 128,029 1,390
5,566
Metals & Mining  0.4%
Kobold Metals, Series B-1,
Acquisition Date: 1/10/22,
Cost $3,092 (1)(2)(4) 112,792 12,702
Kobold Metals, Series C-1,
Acquisition Date: 9/20/24,
Cost $4,476 (1)(2)(4) 52,690 5,933
18,635
Total Materials 24,201
Total Convertible Preferred Stocks
(Cost $173,338) 148,657
SHORT-TERM INVESTMENTS  0.1%
Money Market Funds  0.1%
T. Rowe Price Government Reserve
Fund, 3.71% (7)(8) 2,855,977 2,856
Total Short-Term Investments
(Cost $2,856) 2,856
Total Investments in
Securities  99.7%
(Cost $3,458,718) $ 4,319,126
Other Assets Less Liabilities 0.3% 11,088
Net Assets 100.0% $ 4,330,214

T. ROWE PRICE Institutional Small-Cap Stock Fund

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $156,017 and represents 3.6% of net assets.
(5) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized.
The fund's total unfunded commitments at March 31, 2026, were $18,457 and were valued at $18,379 (0.4% of net assets).
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
(8) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
GBP British Pound
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SPAC Special Purpose Acquisition Company

T. ROWE PRICE Institutional Small-Cap Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.71% $ —# $ — $ 334+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government Reserve Fund, 3.71% $ 23,180  ¤  ¤ $ 2,856^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $334 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,856.

T. Rowe Price Institutional Small-Cap Stock Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Institutional Small-Cap Stock Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate,

T. Rowe Price Institutional Small-Cap Stock Fund

decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,901,551 $ 230,396 $ 30,733 $ 4,162,680
Convertible Bonds — — 4,933 4,933
Convertible Preferred Stocks 28,306 — 120,351 148,657
Short-Term Investments 2,856 — — 2,856
Total $ 3,932,713 $ 230,396 $ 156,017 $ 4,319,126

T. Rowe Price Institutional Small-Cap Stock Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2026, totaled $(3,542,000) for the period ended March 31, 2026.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
3/31/26
Investment in Securities
Common Stocks $ 19,481 $ (838) $ 12,090 $ — $ 30,733
Convertible Bonds — — 4,933 — 4,933
Convertible Preferred Stocks 103,240 (2,704) 24,610 (4,795) 120,351
Total $ 122,721 $ (3,542) $ 41,633 $ (4,795) $ 156,017
Investments in Securities
Value
(000s) Valuation Technique(s)+
Significant Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stocks $30,733 Recent comparable
transaction price(s)
-# -# -# -#
Discount for dilution 15% 15% Decrease
Market comparable Enterprise value to sales
multiple
2.0x - 3.3x 2.9x Increase
Sales growth rate 17% 17% Increase
Enterprise value to gross
profit multiple
4.9x - 5.6x 5.3x Increase
Gross profit growth rate 17% 17% Increase
Discount for lack of
recoverability
100% 100% Decrease
Discount for lack of
marketability
10% 10% Decrease
Convertible Bonds $4,933 Recent comparable
transaction price(s)
-# -# -# -#
Convertible Preferred Stocks $120,351 Recent comparable
transaction price(s)
-# -# -# -#
Private company valuation -# -# -#
Discount for dilution 15% 15% Decrease
Market comparable Premium for liquidation
preference
-# -# -#
Premium to public
company multiples
1% - 79% 31% Increase

T. Rowe Price Institutional Small-Cap Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
Investments in Securities
Value
(000s) Valuation Technique(s)+
Significant Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Probability for potential
outcome
10% - 70% 33% Increase
Enterprise value to sales
multiple
1.5x - 30.7x 9.6x Increase
Sales growth rate 17% - 127% 55% Increase
Enterprise value to gross
profit multiple
2.6x - 32.3x 16.5x Increase
Gross profit growth rate 17% - 116% 50% Increase
Enterprise value to EBITDA
multiple
10.2x
- 10.3x
10.3x Increase
EBITDA growth rate 2% 2% Increase
Price-to-earnings multiple 61.1x 61.1x Increase
Rate of return 29% - 35% 32% Decrease
Cost of capital 20% - 38% 26% Decrease
Discount to public company
multiples
20% - 40% 27% Decrease
Discount for lack of
recoverability
100% 100% Decrease
Discount for uncertainty 100% 100% Decrease
Discount for lack of
marketability
10% 10% Decrease
Options pricing model Private company valuation -# -# -#
Risk-free rate 4% - 5% 5% Increase
Volatility 45% - 58% 55% Increase

T. Rowe Price Institutional Small-Cap Stock Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E129-054Q1 03/26